Related party transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Transactions
General and administrative expense	$ 3,488	$ 4,421	$ 6,559	$ 8,592
Vessel operating costs	20,044	16,895	37,851	35,988
Financial costs	9,115	13,067	18,531	28,580
Gain (loss) on derivatives	403	(369)	(916)	13,751
GasLog Ltd. / GasLog LNG Services | Commercial management fee
Transactions
General and administrative expense	1,350	1,350	2,700	2,700
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	1,177	1,959	2,354	3,919
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs	76	76	151	152
GasLog Ltd. | Realized loss on interest rate swaps held for trading
Transactions
Gain (loss) on derivatives	1,373	832	2,692	1,125
GasLog Ltd. | Realized loss on forward foreign exchange contracts held for trading
Transactions
Gain (loss) on derivatives		234		409
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	$ 1,932	1,932	3,864	3,864
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs		$ 20	$ 10	$ 30